Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the six months ended June 30,
	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Income tax expenses
Current income tax expenses	—	—	—
Deferred income tax (benefit) expenses	(12,860)	51,755	39,993
Income tax expenses (benefit)	(12,860)	51,755	39,993

Schedule of Statutory Tax Rate and the Effective Tax Rate for Enterprise Income Tax

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the six months ended June 30,
	2025	2026	2026	2026	2026
	S$	%	S$	$	%
Loss before tax	(520,973)	100.0	(263,442)	(203,573)	100.0
Singapore statutory income tax rate	17%		17%	17%
Income tax expenses computed at Singapore statutory rate	(88,566)	17.0	(44,786)	(34,608)	17.0
Domestic tax effects
Non-deductible expenses	2,285	(0.4)	7,241	5,595	(2.7)
True-up of prior tax			(53,907)	(41,656)	20.5
Foreign tax effects
Statutory tax rate difference between Cayman and Singapore	73,421	(14.1)	143,207	110,662	(54.4)
Others	—	—	—	—	—
Total tax (benefit) expenses	(12,860)	2.5	51,755	39,993	(19.6)

Schedule of Deferred Tax Asset and Liability	Components of the Company’s deferred tax asset and liability are as follows:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Deferred tax assets
Lease liabilities	81,342	65,128	50,327
Net operating loss carry-forwards	270,046	287,768	222,369
Allowance for credit losses	10,854	10,854	8,387
Depreciation	4,735	4,769	3,685
Deferred tax liabilities
Right-of-use assets	(82,133)	(66,234)	(51,181)
	—
Unbilled revenue	(536,310)	(605,506)	(467,897)
Deferred tax liabilities, net	(251,466)	(303,221)	(234,310)